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                              ING SERIES FUND, INC.
                                 ING Growth Fund
                             ING Small Company Fund
                          ING Index Plus LargeCap Fund
                           ING Index Plus MidCap Fund
                          ING Index Plus SmallCap Fund
                                ING Balanced Fund
                         ING Strategic Allocation Funds
                           ING Value Opportunity Fund

                         Supplement dated April 29, 2005
                 To the Class A, Class B and Class C Prospectus,
         Class I Prospectus, Class R Prospectus, and Class O Prospectus
                          Each dated September 30, 2004

Effective April 29, 2005, the following changes are made to the Prospectuses:

ING Growth Fund

1. The first paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus is deleted and replaced with the following:

            Under normal market conditions, the Fund invests primarily in common stocks and securities convertible into common stock of large U.S. companies.

ING Small Company Fund

1. The paragraph following the section entitled "Objective" on page 6 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus is deleted in its entirety and replaced with the following:

            Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.

2. The first sentence of the first paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, and Class C Prospectus and Class I Prospectus is deleted and replaced with the following:

            Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small-capitalization companies.

3. The paragraph entitled "Convertible Securities" of the section entitled "Risks" on page 6 of the Class A, Class B, and Class C Prospectus and Class I Prospectus is deleted in its entirety.

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ING Index Plus LargeCap Fund

1. The first sentence of the second paragraph of the section entitled "Investment Strategy" on page 8 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus, page 12 of the Class O Prospectus, and page 4 of the Class R Prospectus is deleted in its entirety and replaced with the following:

            In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the S&P 500 Index that the Sub-Adviser believes will underperform the index.

2. The third sentence of the second paragraph of the section entitled "Investment Strategy" on page 8 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus, page 12 of the Class O Prospectus, and page 4 of the class R Prospectus is deleted.

ING Index Plus MidCap Fund

1. The first sentence of the second paragraph of the section entitled "Investment Strategy" on page 10 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus, page 14 of the Class O Prospectus, and page 6 of the Class R Prospectus is deleted in its entirety and replaced with the following:

            In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P MidCap 400 Index are generally invested in proportion to their representation in the Index.

ING Index Plus SmallCap Fund

1. The first sentence of the second paragraph of the section entitled "Investment Strategy" on page 12 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus, page 16 of the Class O Prospectus, and page 6 of the Class R Prospectus is deleted in its entirety and replaced with the following:

            In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are

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            likely to match the performance of the S&P SmallCap 600 Index are generally invested in proportion to their representation in the Index.

ING Balanced Fund

1. The third, fourth and fifth paragraphs of the section entitled "Investment Strategy" on page 16 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus and page 4 of the Class O Prospectus are deleted in their entirety and replaced with the following:

            In managing the equity component of the fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the Index.

            In managing the debt component, the Sub-Adviser focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to the other bonds or sectors based on their historical price relationships. Teams of assets specialists use this relative value analysis to guide the security selection process. Although the Fund may invest a proportion of its assets in high-yield (high risk) debt securities rated below BBB- by Standard & Poor's ("S&P") or Baa3 by Moody's Investors services, Inc. ("Moody's"), the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years. The Fund may also invest in convertible securities, foreign debt securities, and derivatives."

2. The section entitled "Management of the Funds - ING Balanced Fund" on page 39 of the Class A, Class B, and Class C Prospectus, page 34 of the Class I Prospectus, and Page 25 of the Class O Prospectus is deleted in its entirety and replaced with the following:

            ING BALANCED FUND

            The Fund is managed by Mary Ann Fernandez and Shiv Mehta.

            Mary Ann Fernandez, Portfolio Manager, manages the Fund. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

            Shiv Mehta has been associated with the management of the Fund since 2005. He joined ING in 2004 as head of ING IM's asset allocation business. In this

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            position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta was previously with Credit Suisse Asset Management since February 2000, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

ING Strategic Allocation Funds

1. The first sentence of the paragraph of the section entitled "Fixed Income Securities" on page 21 of the Class A, Class B, and Class C Prospectus and Class I Prospectus is deleted and replaced with the following:

            The Sub-Adviser will invest the segment of each Fund's assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated at least BBB- by Standard & Poor's or Baa3 by Moody's or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality.

2. The following sentence is added after the last sentence of the second paragraph entitled "Other Investments" of the section entitled "Money Market Instruments; Other Investments" on page 21 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus:

            Each Fund may also invest in other investment companies, including exchange-traded funds, HOLDRs and SPDRs to the extent permitted by the Investment Company Act of 1940.

3. The following paragraph is added after the last paragraph of the section entitled "Risks" on page 22 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus:

            "OTHER INVESTMENT COMPANIES - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund."

ING Value Opportunity Fund

1. The paragraph following the section entitled "Management of the Funds - ING Value Opportunity Fund" on page 38 of the Class A, Class B, and Class C Prospectus and page 33 of the Class I Prospectus is deleted and replaced with the following:

            The Fund is managed by a team of ING IM equity investment specialists led by Scott Lewis. Scott Lewis, Portfolio Manager, joined ING IM in May 2004 and

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            has over 22 years of investment experience. Mr. Lewis has been associated with the management of the Fund since he joined ING IM and has been serving as the Portfolio Manager since December of 2004. Mr. Lewis joined ING from Credit Suisse Asset Management ("CSAM"), where he worked for 18 years both with CSAM and its predecessor Warburg Bincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

Principal Risks

1. The heading of the section entitled "Principal Risks - Convertible Securities" on page 42 of the Class A, Class B, and Class C Prospectus and page 37 of the Class I Prospectus is deleted and replaced with the following:

            CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT ING VALUE OPPORTUNITY FUND, ING INDEX PLUS LARGECAP FUND, ING INDEX PLUS MIDCAP FUND, ING INDEX PLUS SMALLCAP FUND, AND ING SMALL COMPANY FUND).

2. The section entitled "Principal Risks - Other Investment Companies" on page 42 of the Class A, Class B, and Class C Prospectus and page 37 of the Class I Prospectus is deleted and replaced with the following:

            OTHER INVESTMENT COMPANIES (ING EQUITY INCOME FUND, ING STRATEGIC ALLOCATION BALANCED FUND, ING STRATEGIC ALLOCATION INCOME FUND, AND ING STRATEGIC ALLOCATION GROWTH FUND). To the extent permitted by the Investment Company Act of 1940, a Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Funds total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQ"), Dow Jones Industrial Average tracking stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

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Other Risks

1. The second paragraph of the section entitled "Other Risks - Short Sales" on page 44 of the Class A, Class B, and Class C Prospectus and page 39 of the Class I Prospectus is deleted and replaced with the following:

            All Funds (other than the ING Strategic Allocation Funds) will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in the SAI and this Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                              ING SERIES FUND, INC.
                          ING Aeltus Money Market Fund
                           ING Brokerage Cash Reserves

                         Supplement Dated April 29, 2005
    to the Class A, Class B, and Class C Prospectus, the Class I Prospectus,
                  and to the Brokerage Cash Reserves Prospectus
                            Each Dated August 1, 2004

ING Aeltus Money Market Fund

Effective April 29, 2005, with respect to the Class A, Class B, and Class C Prospectus and the Class I Prospectus for the ING Aeltus Money Market Fund:

1. The second sentence of the first paragraph of the section entitled "Investment Strategy" on page 8 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus is deleted in its entirety and replaced with the following:

            These securities include, but are not limited to, U.S. government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, repurchase agreements, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

2. The fourth sentence of the first paragraph of the section entitled "Investment Strategy" on page 8 of the Class A, Class B, and Class C Prospectus and the Class I Prospectus is deleted in its entirety.

ING Brokerage Cash Reserves

Effective April 29, 2005, with respect to the Brokerage Cash Reserves
Prospectus:

1. The second, third, fourth, and fifth sentences of the first paragraph of the section entitled "Investment Strategy" on page 1 of the Brokerage Cash Reserves Prospectus are deleted in their entirety and replaced with the following:

            These securities include U.S. government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, repurchase agreements, commercial paper, asset-backed securities, mortgage-related securities, and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the sub-adviser to be of comparable quality.

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2.    The following paragraph is added after the first paragraph under the
      "Investment Strategy" section on page 1 of the Brokerage Cash Reserves
      Prospectus:

            "The Fund may lend its portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets."

3. The second paragraph of the section entitled "Investment Strategy" on page 1 of the Brokerage Cash Reserves Prospectus is deleted in its entirety and replaced with the following:

            "The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising."

4. The following paragraph is added after the last paragraph of the section entitled "Risks" on page 2 of the Brokerage Cash Reserves Prospectus:

            "There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund."

              PLEASE RETAIN THIS SUPPLEMENT FOR FURTURE REFERENCE